Long-Term Debt - Additional Information (Details)				1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 08, 2025 USD ($)	Feb. 27, 2025 USD ($)	Jun. 29, 2023 USD ($) $ / shares	Feb. 18, 2026 USD ($) treasury_lock_agreement	Feb. 28, 2025 USD ($) treasury_lock_agreement	Aug. 31, 2025 USD ($) treasury_lock_agreement	Dec. 31, 2025 USD ($) treasury_lock_agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Long-term debt							$ 14,303,000,000	$ 13,193,000,000
Line of credit facility consolidated debt to consolidated capitalization ratio							0.59
Redeemable debt, amount outstanding							$ 773,000,000
Weighted average interest rates, as of December 31							2.61%
Debt issuance cost							$ 17,000,000
Proceeds from long-term debt, net of discount							$ 1,781,000,000	1,437,000,000	$ 1,264,000,000
Treasury lock agreements | Designated as Hedging Instrument
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31							4.47%
Debt instrument, face amount					$ 500,000,000	$ 450,000,000	$ 200,000,000
Derivative, number of instruments held | treasury_lock_agreement					10	11	6
Debt instrument, term					10 years	30 years
Gain (loss) from termination of derivative instruments					$ 3,000,000	$ 13,000,000
Ineffectiveness recognized on hedge instruments							$ 0	$ 0	$ 0
Treasury lock agreements | Designated as Hedging Instrument | Subsequent Event
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31				4.62%
Debt instrument, face amount				$ 150,000,000
Derivative, number of instruments held | treasury_lock_agreement				4
Treasury lock agreements | Designated as Hedging Instrument | Minimum
Debt Instrument [Line Items]
Debt instrument, term							10 years
Treasury lock agreements | Designated as Hedging Instrument | Minimum | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, term				10 years
Treasury lock agreements | Designated as Hedging Instrument | Maximum
Debt Instrument [Line Items]
Debt instrument, term							30 years
Treasury lock agreements | Designated as Hedging Instrument | Maximum | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, term				30 years
American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31							3.89%	4.65%
Various Debt | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			100.00%
Line of credit
Debt Instrument [Line Items]
Line of credit facility consolidated debt to consolidated capitalization ratio							0.7
Senior notes—fixed rate | Senior Note 5.700% Due 2055 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount	$ 900,000,000
Interest rate	5.70%
Proceeds from long-term debt, net of discount	$ 887,000,000
Senior notes—fixed rate | Senior Note 5.250% Due 2035 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount		$ 800,000,000
Interest rate		5.25%
Proceeds from long-term debt, net of discount		$ 792,000,000
Senior notes—fixed rate | Senior Note 3.400% Due 2025 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Interest rate		3.40%
Convertible Debt | Exchangeable Senior Note 3.625% Due 2026 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,035,000,000
Interest rate			3.625%
Proceeds from long-term debt, net of discount			$ 1,022,000,000
Debt instrument, exchangeable, conversion price (dollars per share) | $ / shares			$ 171.78
Other American Water subsidiaries | Collateralized Debt Obligations | Private activity bonds and government funded debt—fixed rate
Debt Instrument [Line Items]
Long-term debt							$ 709,000,000